Financial instruments (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities measured at fair value
The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2021	30 June 2021	31 December 2020
	£ million	£ million	£ million
Derivative assets	381	443	489
Derivative liabilities	(237)	(129)	(150)
Valuation techniques based on observable market input (Level 2)	144	314	339
Financial assets - other	167	138	122
Financial liabilities - other	(483)	(578)	(481)
Valuation techniques based on unobservable market input (Level 3)	(316)	(440)	(359)

Schedule of movements in level 3 instruments
The movements in level 3 instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses(i)	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	Six months ended 31 December 2021	Six months ended 31 December 2021	Six months ended 31 December 2020	Six months ended 31 December 2020
	£ million	£ million	£ million	£ million
At the beginning of the period	(149)	(429)	(167)	(249)
Net (losses)/gains included in the income statement	(7)	18	2	(17)
Net (losses)/gains included in exchange in other comprehensive income	(4)	(9)	15	27
Net (losses)/gains included in retained earnings	(12)	—	1	—
Acquisitions	—	—	—	(181)
Settlement of liabilities	3	106	1	87
At the end of the period	(169)	(314)	(148)	(333)
(i)    Included in the balance at 31 December 2021 is £nil in respect of the acquisition of Casamigos as it was fully repaid on 17 September 2021 (2020 - £80 million), £163 million in respect of the acquisition of Aviation Gin and Davos Brands (2020 - £172 million), and £51 million in respect of the acquisition of Far West Spirits LLC, owner of the Lone River Ranch Water brand (2020 - £nil).